PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	June 30, 2014	December 31, 2013

Cost
Furniture, fixtures and equipment	$96,012	$71,691
Leasehold improvements	139,738	139,672
Computer trading and clearing system	629,833	629,435
Sub-total	865,583	840,798
Less: accumulated depreciation	(150,534)	(63,878)
Property and equipment, net	$715,049	$776,920

	December 31, 2013	December 31, 2012

Cost
Furniture, fixtures and equipment	$71,691	-
Leasehold improvements	139,672	-
Computer trading and clearing system	629,435	-
Sub-total	840,798	-
Less: accumulated depreciation	(63,878)	-
Property and equipment, net	776,920	-